Redeemable Preferred Stock (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Temporary Equity [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	41,692,230	41,692,230	37,932,831
Preferred stock, issued	41,587,368	41,587,368	32,653,742
Preferred stock, outstanding	41,587,368	41,587,368	32,653,742	41,692,230
Unpaid dividends		$ 0	$ 0
Redeemable shares	9,038,488
Redeemable shares, Value	$ 39,999,919
Preferred stock
Temporary Equity [Line Items]
Preferred stock, issued	0
Series A preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized		6,746,233	6,746,233
Preferred stock, issued		6,641,371	6,746,233
Preferred stock, outstanding		6,641,371	6,746,233
Series B preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized		7,588,369	7,588,369
Preferred stock, issued		7,588,369	7,588,369
Preferred stock, outstanding		7,588,369	7,588,369
Series C preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized		6,001,269	6,001,269
Preferred stock, issued		6,001,269	6,001,269
Preferred stock, outstanding		6,001,269	6,001,269
Series D preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized		12,317,871	17,596,960
Preferred stock, issued		12,317,871	12,317,871
Preferred stock, outstanding		12,317,871	12,317,871
Series D-1 preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized		9,038,488
Preferred stock, issued		9,038,488
Preferred stock, outstanding		9,038,488